TCW High Dividend Equities Long/Short Fund
TCW High Dividend Equities Long/Short Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment.)
Shareholder Fees - TCW High Dividend Equities Long/Short Fund - USD ($)	Class I	Class N
Shareholder Fees (Fees paid directly from your investment.)	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses - TCW High Dividend Equities Long/Short Fund		Class I	Class N
Management fees		0.95%	0.95%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses	[1]	11.71%	11.71%
Total annual fund operating expenses		12.66%	12.91%
Fee waiver and/or expense reimbursement	[2]	(11.36%)	(11.36%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	1.30%	1.55%
[1]	“Other expenses” and “Acquired fund fees and expenses” are based on estimated amounts for the current year.
[2]	TCW Investment Management Company, the Fund's investment adviser (the "Adviser"), has contractually agreed to waive fees and/or reimburse expenses to limit the Fund's total annual operating expenses (excluding taxes, interest, brokerage commissions, dividends on securities sold short, acquired fund fees and expenses, and extraordinary expenses) to 1.30% of average daily net assets with respect to Class I shares and 1.55% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through November 30, 2016. During this term, only the Board of Trustees may terminate or modify the terms of the contract. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to any applicable expense caps at the time of recoupment or at the time of waiver and/or reimbursement, whichever is lower. If the Adviser does not agree to waive fees and/or reimburse expenses after November 30, 2016, the fees and expenses paid by shareholders of the Fund will increase.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - TCW High Dividend Equities Long/Short Fund - USD ($)	1 Year	3 Years
Class I	132	2,561
Class N	158	2,622

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate thereby having the effect of decreasing the portfolio turnover rate. If these instruments were included in the calculations, the Fund would have a higher portfolio turnover rate.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in long and short positions in equity securities listed on U.S. financial markets that are considered to have high dividends and in derivatives instruments that have economic characteristics similar to such securities. The Fund may also short equity securities that have no dividend. Investments in derivative instruments will be valued at the either the mark-to-market or notional value of those investments for purposes of measuring compliance with the noted 80% policy, depending on the derivative asset(s) in question and the side of the transaction (long or short) to which the Fund is exposed. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. In seeking to achieve the Fund’s investment objective, the portfolio manager primarily utilizes a qualitative approach to identify potentially high yielding (i.e., higher than average) dividend securities of U.S. issuers. Equity securities include common and preferred stock; equity securities of foreign companies listed on established exchanges, including NASDAQ; American Depository Receipts (ADRs); securities that may be converted into or exchanged for common or preferred stock, such as convertible stock, convertible debt, preferred stock, Eurodollar convertible securities, warrants and options; and other securities with equity characteristics. The Fund will invest primarily in U.S. listed and domiciled companies that have a record of paying dividends, including real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), publicly traded partnerships (“PTPs”), business development companies (“BDCs”) and U.S. equity exchange traded funds (“ETFs”). The Fund may invest in non-affiliated funds to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”) and rules thereunder. The Fund may from time to time hold a substantial portion of its portfolio in cash or short-term investments such as money market instruments or commercial paper.

The Fund employs a “long/short” investment strategy to attempt to achieve capital appreciation and manage risk by purchasing high dividend stocks believed to be undervalued and selling short stocks believed to be overvalued. In identifying appropriate long or short positions, the portfolio manager primarily utilizes a bottom-up investment process, with emphasis on various value-oriented factors, including return on assets, cash flow quality, dividend stability, and management integrity. The Fund generally maintains a net long bias, with a maximum of 30% of the Fund’s assets may be shorted under normal market conditions. The Fund may hold a substantial portion of its total assets in cash when it holds significant short positions.

The Fund may buy or sell call or put options on stocks, indices or ETFs. These practices may be used to hedge the Fund’s portfolio as well as for investment purposes; however, such practices may reduce returns or increase volatility.

The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. Under normal circumstances, the Fund expects to maintain a concentrated portfolio (typically fewer than 30 holdings) in addition to its short-term and money market investments.

Portfolio instruments may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio manager believes that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) there are negative macroeconomic or geopolitical considerations that may affect a company, (iv) another instrument may offer a better investment opportunity, (v) an individual instrument has reached its sell target, or (vi) the portfolio should be rebalanced for diversification or portfolio weighting purposes.
Principal Risks
Because the Fund holds instruments with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio instruments increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:
  Equity Securities Risk: Investments in equity securities involve substantial risks and may be subject to wide and sudden fluctuations in market value, as a result of changes in a company’s financial condition and in overall market, economic and political conditions, changing perception regarding the industries in which the issuing securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.
  Liquidity Risk: Liquidity risk is the risk that the Fund may invest in securities that trade in lower volumes and may be less liquid than other investments or that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold, the Fund may have to sell them at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on the Fund’s performance. Such securities may also be difficult to value and their values may be more volatile due to liquidity risk. Increased Fund redemption activity, which may occur in a rising interest rate environment or for other reasons, may negatively impact Fund performance and increase liquidity risk due to the need of the Fund to sell portfolio securities. The securities of many of the companies with small- or medium-sized capitalizations may have less “float” (the number of shares that normally trade) and less interest in the market and therefore are subject to liquidity risk.
  Market Risk: Market risk is the risk that the securities or other markets in which the Fund’s investments trade or to which the Fund is exposed will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value.
  Short Sale Risk: The Fund may engage in short sales of equity securities or derivatives, transactions in which the Fund sells an instrument it does not own. To complete a short sale, the Fund must borrow the instrument (typically from brokers or other institutions) to deliver to the buyer. The Fund is then obligated to replace the borrowed instrument by purchasing the instrument at the market price at the time of replacement. This price may be more or less than the price at which the instrument was sold by the Fund and the Fund will incur a loss if the price of the instrument sold short increases between the time of the short sale and the time the Fund replaces the borrowed instrument. Because a borrowed instrument could theoretically increase in price without limitation, the loss associated with short selling is potentially unlimited. To the extent that the Fund reinvests proceeds received from selling securities or derivatives short, it may effectively create leverage. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.
  Value Stock Risk: A value stock may not reach what the Sub-Adviser believes is its full estimated fair value, its intrinsic value may go down, or it may be appropriately priced at the time of purchase.
  Small- or Medium-Capitalization Company Risk: Investing in the securities of small- or mid-cap companies could entail greater risks than investments in larger, more established companies. Companies with small- or medium-sized market capitalization often have smaller markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.
  REIT Risk: The value of the Fund’s investments in REITs may generally be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. REITs are also subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law.
  BDC Risk: The risk of investing in a BDC is similar to the risk of investing in a private equity or venture capital fund. BDCs are not redeemable at the option of the shareholder, and they may trade in the market at a discount to their net asset value. BDCs may employ the use of leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.
  PTP and MLP Risk: The value of the Fund’s investments may decline due to the Fund’s limited control and limited rights to vote on matters affecting a PTP or MLP, risks related to potential conflicts of interest between a PTP or MLP’s limited partners and the PTP or MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain PTP or MLP securities may trade in lower volumes due to their smaller capitalizations and as a result may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity. PTPs and MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
  Other Investment Company Risk: Investments by the Fund in the shares of other investment companies, including ETFs and REITs, are subject to the risks associated with such investment companies’ portfolio securities. Accordingly, the Fund’s investment in shares of another investment company will fluctuate based on the performance of such investment company’s portfolio securities. Further, Fund shareholders will indirectly bear a proportionate share of the expenses of any investment company in which the Fund invests, in addition to paying the Fund’s expenses.
  Options Risk: Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). When the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.
  Leverage Risk: Leverage may result from certain transactions, including the use of derivatives (including options), borrowing and reverse repurchase agreements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage, and, during periods of adverse market conditions, the use of leverage may cause the Fund to lose more money than would have been the case if leverage was not used. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements.
  Derivatives Risk: The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.
  Futures: The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s or a Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

  Options: Investments in options are considered speculative. When a Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. When a Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.

  Swap Agreements: In addition to risks applicable to derivatives generally, risks inherent in the use of swaps of any kind include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap (for a bilateral swap); (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of a Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

  Forward Contracts: Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Forwards are also subject to credit risk and liquidity risk.
  Hedging Risk: It is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs. Hedging may also reduce gains or result in losses.
  Foreign Securities Risk: Investments in foreign securities may involve greater risks than investing in domestic securities because the Fund’s performance may depend on factors other than the performance of a particular company. Political or social instability, civil unrest, acts of terrorism and regional economic volatility are other potential risks that could impact an investment in a security of a non-U.S. issuer.
  Currency Risk: Currency exchange rates may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar may affect the Fund’s investments denominated in foreign currencies and may affect the finances of a foreign issuer, which could affect the value of that issuer’s U.S.-listed, U.S. dollar-denominated securities held by the Fund. Such fluctuations in currency exchange rates may be caused by, among others, inflation, interest rates, budget deficits, political factors and government controls.
  Non-Diversification Risk: Non-diversification risk is the risk that the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund because a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.
  Management Risk: The skills of the Adviser will play a significant role in the Fund’s ability to achieve its investment objective. In addition, an investment strategy may fail to produce the intended results.
  New Fund Risk: The Fund is new. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy or may not employ a successful investment strategy, which could result in the Fund being liquidated at any time without shareholder approval and could have negative tax consequences for shareholders.
  Alternative Strategies Risk: The investment strategies employed by the Fund are alternative strategies that have not been applied to mutual funds for an extended period of time. Accordingly, the Fund is subject to the risk that anticipated opportunities do not play out as planned, or that there are unexpected challenges in implementing the Fund’s strategies due to regulatory constraints for mutual funds.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year. Updated information on the Fund’s performance, including its current net asset value per share, can be obtained by visiting www.tcw.com.